Reclassifications Out of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Additional interest expense	$ (66,057)	$ (53,467)	$ (53,339)
Tax effect	(94,847)	(44,045)	(17,431)
Earnings from Continuing Operations	154,331	120,181	86,699
Reclassification out of Accumulated Other Comprehensive Income | Pension and Postretirement Benefit Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Settlement charge		729	779
Prior service credit	(2,810)	(2,807)	(2,789)
Actuarial loss	3,779	15,704	12,134
Tax effect	(382)	(5,389)	(4,004)
Earnings from Continuing Operations	587	8,237	6,120
Reclassification out of Accumulated Other Comprehensive Income | Pension and Postretirement Benefit Plans | Cost of sale; Selling, General & Administrative Expenses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications out of accumulated other comprehensive loss before taxes	969	13,626	10,124
Reclassification out of Accumulated Other Comprehensive Income | Unamortized Value of Terminated Forward Starting Interest Rate Swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Additional interest expense	1,188	1,108	1,034
Tax effect	(470)	(438)	(409)
Earnings from Continuing Operations	$ 718	$ 670	$ 625